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[ASTON ASSET MANAGEMENT LOGO]

                                   Aston Funds
                                  (THE "TRUST")

                           ASTON/ABN AMRO GROWTH FUND
                               ASTON BALANCED FUND

                       SUPPLEMENT DATED DECEMBER 26, 2007
            TO THE CLASS N, I AND R PROSPECTUSES DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

CHANGE IN SUBADVISER, INVESTMENT STRATEGY AND RISKS

Effective as of January 1, 2008, Montag & Caldwell, Inc. will replace ABN AMRO Asset Management, Inc. as the Subadviser to Aston/ABN AMRO Growth Fund and the Aston Balanced Fund (Equity Portion).

There is no change in either Fund's current investment objective.

Effective as of January 1, 2008, the following information replaces the information in the prospectuses relating to the Funds' Principal Investment Strategies, Principal Risks of Investing and Risk Summaries:

ASTON/ABN AMRO GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

o  have a strong history of earnings growth
o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
o  have strong balance sheets
o  have a sustainable competitive advantage
o  are currently, or have the potential to become, industry leaders
o  have the potential to outperform during market downturns

The Fund may invest in American Depositary Receipts ("ADRs") and foreign securities.


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To manage risk, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in this Fund.

RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager and market risks. See the "Principal Investment Risks" section of the Prospectus for a more detailed discussion of these risks.

ASTON BALANCED FUND

INVESTMENT OBJECTIVE
The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES
The Fund retains two subadvisers dedicated to managing the equity and fixed income portions of the portfolio, respectively. Aston Asset Management LLC (the "Adviser") determines the allocation of assets between the equity and fixed income portions of the portfolio. The Adviser generally rebalances the portfolio quarterly and under normal circumstances, allocates between 50% and 70% of the Fund's total assets in equity securities and at least 25% in fixed income securities.

For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

o  have a strong history of earnings growth
o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
o  have strong balance sheets
o  have a sustainable competitive advantage
o  are currently, or have the potential to become, industry leaders
o  have the potential to outperform during market downturns

The Fund may invest in ADRs and foreign securities.

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

With respect to fixed income securities, the Fund may invest in securities of the U.S. government and its agencies, corporate notes and bond, mortgage- and asset-backed securities and short-term money market instruments. The fixed income portfolio managers select securities based on various methods of quantitative and fundamental analysis and research. The fixed income portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The fixed income portfolio managers emphasize investment grade fixed income securities but may invest in high yield securities.


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The fixed income portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in this Fund.

RISKS. These principal investment risks apply to the Fund: below investment-grade (high yield) securities, call, credit, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See the "Principal Investment Risks" section of the Prospectus for a more detailed discussion of these risks.

Effective as of January 1, 2008, the following information replaces the portfolio manager information found in the Management of the Funds section of the prospectuses:

ASTON/ABN AMRO GROWTH FUND
ASTON BALANCED FUND (EQUITY PORTION)

Ronald E. Canakaris, CIC CFA

Portfolio Manager of the Funds since January 2008; President, Chief Executive Officer and Chief Investment Officer of Montag & Caldwell. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com


                                                                     Page 3 of 3
                                                                      AST SUP MC
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[ASTON ASSET MANAGEMENT LOGO]

                                   Aston Funds
                                  (THE "TRUST")

                           ASTON/ABN AMRO GROWTH FUND
                               ASTON BALANCED FUND


                       SUPPLEMENT DATED DECEMBER 26, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

                              CHANGE IN SUBADVISER

Effective as of January 1, 2008, Montag & Caldwell, Inc. ("Montag & Caldwell") will replace ABN AMRO Asset Management, Inc. ("AAAM") as the Subadviser to Aston/ABN AMRO Growth Fund and the Aston Balanced Fund (Equity Portion) (each, a "Fund").

On December 20, 2007, the Board of Trustees of the Trust considered and approved
(i) the termination of the current sub-investment advisory agreements between Aston Asset Management LLC ("Aston" or the "Adviser") and AAAM on behalf of each Fund and (ii) new sub-investment advisory agreements with Montag & Caldwell on behalf of each Fund ("New Sub-Investment Advisory Agreements").

In accordance with the terms of the New Sub-Investment Advisory Agreements, the Adviser will pay Montag & Caldwell a fee based on the average daily net assets allocated to Montag & Caldwell, computed daily and payable monthly, as follows:


            FUND                              SUB-INVESTMENT ADVISORY FEE
---------------------------------    -------------------------------------------
Aston/ABN AMRO Growth Fund......          50% of: Advisory Fee Less Expense
                                        Waivers/Reimbursements and Payments to
                                              Third-Party Intermediaries

Aston Balanced Fund.............          50% of: Advisory Fee Less Expense
(Equity Portion)                        Waivers/Reimbursements and Payments to
                                               Third-Party Intermediaries


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Montag & Caldwell also serves as the Subadviser for Aston/Montag & Caldwell
Growth Fund and Aston/Montag & Caldwell Balanced Fund. Information about Montag & Caldwell and Ronald Canakaris, the portfolio manager of the Funds, is contained in the SAI.

Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager as of November 30, 2007.


                                                              DOLLAR RANGE OF
               FUND                   PORTFOLIO MANAGER   SECURITIES IN THE FUND
------------------------------------  -----------------   ----------------------
Aston/ABN AMRO Growth Fund             Ronald Canakaris             $0

Aston Balanced Fund (Equity Portion)   Ronald Canakaris             $0



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com


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                                                                   AST SUPSAI MC